CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2009	$ 3,023.1	$ 0.4	$ 1,686.9	$ 1,640.1	$ 1.9	$ (306.2)
Beginning Balance, Shares at Dec. 31, 2009		133.0				(9.6)
Comprehensive income:
Net income attributable to common shareholders	184.4			184.4
Other comprehensive income (loss), net of tax	(4.4)				(4.4)
Comprehensive income attributable to common shareholders	180.0
Share-based compensation	23.5		23.5
Common stock issued under employee stock plans	54.7		54.7
Common stock issued under employee stock plans, Shares		2.5
Tax benefits from exercise of options	6.7		6.7
Repurchase of common stock	(6.3)					(6.3)
Repurchase of common stock, Shares						(0.1)
Ending Balance at Dec. 31, 2010	3,281.7	0.4	1,771.8	1,824.5	(2.5)	(312.5)
Ending Balance, Shares at Dec. 31, 2010		135.5				(9.7)
Comprehensive income:
Net income attributable to common shareholders	260.9			260.9
Other comprehensive income (loss), net of tax	(74.0)				(74.0)
Comprehensive income attributable to common shareholders	186.9
Share-based compensation	39.8		39.8
Common stock issued under employee stock plans	54.8		54.8
Common stock issued under employee stock plans, Shares		1.6
Tax benefits from exercise of options	14.6		14.6
Repurchase of common stock	(14.2)					(14.2)
Repurchase of common stock, Shares	0.3					(0.3)
Ending Balance at Dec. 31, 2011	3,563.6	0.4	1,881.0	2,085.4	(76.5)	(326.7)
Ending Balance, Shares at Dec. 31, 2011		137.1				(10.0)
Comprehensive income:
Net income attributable to common shareholders	97.3			97.3
Other comprehensive income (loss), net of tax	113.3				113.3
Comprehensive income attributable to common shareholders	210.6
Share-based compensation	48.1		48.1
Common stock issued under employee stock plans	18.8		18.8
Common stock issued under employee stock plans, Shares		0.9
Tax benefits from exercise of options	13.7		13.7
Acquisition of noncontrolling interest	(4.9)		(4.9)
Repurchase of common stock	(16.1)					(16.1)
Repurchase of common stock, Shares	0.3					(0.3)
Ending Balance at Dec. 31, 2012	$ 3,833.8	$ 0.4	$ 1,956.7	$ 2,182.7	$ 36.8	$ (342.8)
Ending Balance, Shares at Dec. 31, 2012		138.0				(10.3)